Employees - Schedule of Employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs comprised:
Directors’ salaries (including bonus)	$ 2,313	$ 1,969	$ 929
Employees’ wages, salaries and bonus	1,378	1,120	1,777
Social security costs	201	140	136
Recruitment fees	82	20	24
Share based payment (credit) / charge	3,089	2,338	1,730
Employees, total	7,063	5,587	4,596
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	3	2	3
Corporate and administration	7	6	6
Total	$ 10	$ 8	$ 9